Business and credit concentrations (Tables)	12 Months Ended
Mar. 31, 2021
Business and credit concentrations
Schedule of major suppliers

		Year ended March 31,

Suppliers	Note	2019		2020		2021
		RMB	%	RMB	%	RMB	US$	%

Beijing Jingjing Jiahong Medical Equipment Co., Ltd.	(i)	—	—	29,960	32	28,892	4,410	38
Beijing Jingjing Medical Equipment Co., Ltd.	(ii)	23,741	30	—	—	—	—	—
China Bright Group Co. Limited	(iii)	—	—	12,811	14	12,011	1,833	16
Total		23,741	30	42,771	46	40,903	6,243	54

None of the individual accounts payable due to major suppliers exceeded 10% of outstanding accounts payable balance as of March 31, 2020 and 2021.

Notes:

(i)	The purchases from Beijing Jingjing Jiahong Medical Equipment Co., Ltd. were less than 10% of gross purchases for the year ended March 31, 2019.

(ii)	The purchases from Beijing Jingjing Medical Equipment Co., Ltd. were less than 10% of gross purchases for the years ended March 31, 2020 and 2021.

(iii)	The purchases from China Bright Group Co. Limited were less than 10% of gross purchases for the year ended March 31, 2019.